Goodwill and Other Intangible Assets - Schedule of Useful Life of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2024
Licenses [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life	Indefinite
Amortization method	Not amortized
Customers relationship [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life	Indefinite
Amortization method	Not amortized